Shareholder Fees - FidelityFixed-IncomeActiveETFs-ComboPRO	Dec. 30, 2023 USD ($)
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF
Shareholder Fees:
(fees paid directly from your investment)	none